Pacer Swan SOS Laddered Moderate ETF
Schedule of Investments
July 31, 2026 (Unaudited)

AFFILIATED EXCHANGE TRADED FUNDS - 98.9%	Shares		Value
Pacer Swan SOS Moderate (April) ETF (a)(b)	4,117		$ 133,442
Pacer Swan SOS Moderate (August) ETF (a)(b)	4,073		133,655
Pacer Swan SOS Moderate (December) ETF (a)(b)	4,110		133,388
Pacer Swan SOS Moderate (February) ETF (a)(b)	4,063		133,480
Pacer Swan SOS Moderate (January) ETF (a)(b)	3,873		133,727
Pacer Swan SOS Moderate (July) ETF (a)(b)	3,905		132,536
Pacer Swan SOS Moderate (June) ETF (a)(b)	4,110		133,399
Pacer Swan SOS Moderate (March) ETF (a)(b)	4,110		133,374
Pacer Swan SOS Moderate (May) ETF (a)(b)	4,063		133,507
Pacer Swan SOS Moderate (November) ETF (a)(b)	4,063		133,441
Pacer Swan SOS Moderate (October) ETF (a)(b)	4,082		133,904
Pacer Swan SOS Moderate (September) ETF (a)(b)	4,107		133,040
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $1,582,699)			1,600,893

TOTAL INVESTMENTS - 98.9% (Cost $1,582,699)			1,600,893
Other Assets in Excess of Liabilities - 1.1%		0.01063	17,199
TOTAL NET ASSETS - 100.0%			$ 1,618,092

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Swan SOS Laddered Moderate ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$ 1,600,893	$ –	$ –	$ 1,600,893
Total Investments	$ 1,600,893	$ –	$ –	$ 1,600,893

Refer to the Schedule of Investments for further disaggregation of investment categories.

Pacer Swan SOS Laddered Moderate ETF - Transactions with Affiliates
	Value as of June 25, 2026 (a)	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of July 31, 2026	Shares as of July 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Pacer Swan SOS Moderate (April) ETF	$ –	$ 131,929	$ –	$ –	$ 1,513	$ 133,442	4,117	$ –	$ –
Pacer Swan SOS Moderate (August) ETF	–	132,026	–	–	1,629	133,655	4,073	–	–
Pacer Swan SOS Moderate (December) ETF	–	131,870	–	–	1,518	133,388	4,110	–	–
Pacer Swan SOS Moderate (February) ETF	–	131,865	–	–	1,615	133,480	4,063	–	–
Pacer Swan SOS Moderate (January) ETF	–	131,972	–	–	1,755	133,727	3,873	–	–
Pacer Swan SOS Moderate (July) ETF	–	132,008	–	–	528	132,536	3,905	–	–
Pacer Swan SOS Moderate (June) ETF	–	131,787	–	–	1,612	133,399	4,110	–	–
Pacer Swan SOS Moderate (March) ETF	–	131,828	–	–	1,546	133,374	4,110	–	–
Pacer Swan SOS Moderate (May) ETF	–	131,824	–	–	1,683	133,507	4,063	–	–
Pacer Swan SOS Moderate (November) ETF	–	131,865	–	–	1,576	133,441	4,063	–	–
Pacer Swan SOS Moderate (October) ETF	–	131,828	–	–	2,076	133,904	4,082	–	–
Pacer Swan SOS Moderate (September) ETF	–	131,897	–	–	1,143	133,040	4,107	–	–
	$ –	$ 1,582,699	$ –	$ –	$ 18,194	$ 1,600,893	48,676	$ –	$ –

(a)	Inception date of Fund.